SCHEDULE OF SHARE CAPITAL (Details) - shares		Jun. 30, 2025	Dec. 31, 2024
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	348,083,623,693,379,791,533,527	592,761
Number of shares issued and outstanding	[1]	379,504	40,535
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	200,000,000,000	200,000,000,000
Number of shares issued and outstanding	[1]
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	25,000	25,000
Number of shares issued and outstanding	[1]	25,000	25,000
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	7,999,999,999,999,982,413,677
Number of shares issued and outstanding	[1]

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.